                              OPPENHEIMER GROWTH FUND
                       Supplement dated June 18, 2007 to the
    Prospectus and Statement of Additional Information dated November 24, 2006

     This  supplement  amends the  Prospectus  and the  Statement of  Additional
Information  of  Oppenheimer  Growth Fund (the "Fund"),  each dated November 24,
2006, by adding the following:

     The Board of  Trustees  of the Fund has  determined  that it is in the best interest  of the  Fund's  shareholders  that the Fund  reorganize  with and into
Oppenheimer Capital  Appreciation Fund ("Capital  Appreciation Fund"). The Board
unanimously  approved an Agreement and Plan of Reorganization to be entered into between the Fund and Capital  Appreciation  Fund,  whereby Capital  Appreciation
Fund will  acquire  all of the assets of the Fund in exchange  for  newly-issued
shares   of   Capital   Appreciation   Fund  (the   "Reorganization").   If  the
Reorganization  takes place,  Fund  shareholders  will receive the same Class of shares of Capital  Appreciation Fund, with the same 12b-1 fees and sales charges
(including  contingent  deferred sales charges),  as the shares of the Fund they held immediately prior to the Reorganization.  Following the Reorganization, the
Fund will  liquidate,  dissolve and terminate its  registration as an investment company under the Investment Company Act of 1940.

     The Reorganization is conditioned upon, among other things, approval by the
Fund's  shareholders.  If all of the  required  approvals  are  obtained,  it is anticipated that the Reorganization will occur in November 2007. Shareholders of record,  as of a date to be determined by the Board, will be entitled to vote on the  Reorganization  and will receive a combined proxy  statement and prospectus describing the  Reorganization and the shareholder  meeting.  The combined proxy statement and prospectus is expected to be distributed to shareholders of record in September  2007. The anticipated  date for the  shareholder  meeting is on or about November 2, 2007 and, if approved by the shareholders,  the Reorganization would take place shortly thereafter.

June 18, 2007                                               PS0270.030

                          OPPENHEIMER GROWTH FUND
                    Supplement dated June 18, 2007 to the
    Prospectus and Statement of Additional Information dated November 24, 2006

     This  supplement  amends the  Prospectus  and the  Statement of  Additional
Information  of  Oppenheimer  Growth Fund (the "Fund"),  each dated November 24,
2006, by adding the following:

     The Board of  Trustees  of the Fund has  determined  that it is in the best interest  of the  Fund's  shareholders  that the Fund  reorganize  with and into
Oppenheimer Capital  Appreciation Fund ("Capital  Appreciation Fund"). The Board
unanimously  approved an Agreement and Plan of Reorganization to be entered into between the Fund and Capital  Appreciation  Fund,  whereby Capital  Appreciation
Fund will  acquire  all of the assets of the Fund in exchange  for  newly-issued
shares   of   Capital   Appreciation   Fund  (the   "Reorganization").   If  the
Reorganization  takes place,  Fund  shareholders  will receive the same Class of shares of Capital  Appreciation Fund, with the same 12b-1 fees and sales charges
(including  contingent  deferred sales charges),  as the shares of the Fund they held immediately prior to the Reorganization.  Following the Reorganization, the
Fund will  liquidate,  dissolve and terminate its  registration as an investment company under the Investment Company Act of 1940.

     The Reorganization is conditioned upon, among other things, approval by the
Fund's  shareholders.  If all of the  required  approvals  are  obtained,  it is anticipated that the Reorganization will occur in November 2007. Shareholders of record,  as of a date to be determined by the Board, will be entitled to vote on the  Reorganization  and will receive a combined proxy  statement and prospectus describing the  Reorganization and the shareholder  meeting.  The combined proxy statement and prospectus is expected to be distributed to shareholders of record in September  2007. The anticipated  date for the  shareholder  meeting is on or about November 2, 2007 and, if approved by the shareholders,  the Reorganization would take place shortly thereafter.

June 18, 2007                                               PX0270.015